SEGMENT REPORTING - Geographic information(Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment reporting as per geographical areas
Net sales	R$ 36,917,619	R$ 37,651,667	R$ 43,581,241
Total assets	50,301,761	54,635,141	70,094,709
Brazil
Segment reporting as per geographical areas
Net sales	13,450,378	12,229,582	14,033,792
Total assets	23,872,075	24,266,983	22,803,505
Latin America
Segment reporting as per geographical areas
Net sales	4,769,526	5,828,564	6,653,980
Total assets	6,009,394	6,159,387	9,327,457
North America
Segment reporting as per geographical areas
Net sales	18,142,218	17,917,485	19,813,519
Total assets	19,629,950	23,463,447	36,048,019
Europe/Asia
Segment reporting as per geographical areas
Net sales	555,497	1,676,036	3,079,950
Total assets	R$ 790,342	R$ 745,324	R$ 1,915,728